CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 2,867,442	$ 1,447,056
Cost of Sales	2,040,339	1,151,593
Gross Profit	827,103	295,463
Operating Expenses:
Payroll	325,567	254,646
Share based expense	27,000	101,400
Consulting expense	93,728	70,246
Corporate expense	35,165	46,759
Professional fees	101,598	56,764
Rent	35,936	27,380
Other selling and administrative expense	397,866	277,262
Total operating expense	1,016,860	834,457
Net (Loss) from operations	(189,757)	(538,994)
Other expenses
Interest on notes payable	(71,712)	(102,231)
Loss on note issuance	(36,230)	(109,889)
Change in Derivative Gain (Loss)	61,251	214,265
Finance Fees – derivatives	(33,018)	(197,752)
Gain (Loss) on extinguishment of debt	(370,802)	134,665
Total other expenses	(450,511)	(60,942)
Net (Loss) before provision for income taxes	(640,268)	(599,936)
Provision for income tax	0	0
Net (loss)	$ (640,268)	$ (599,936)
Net (loss) Per Share (Basic and Fully Diluted) (in Dollars per share)	$ (0.01)	$ (0.01)
Weighted average number of common shares used in the calculation (in Shares)	20,431,605	4,725,257